Goodwill and Intangible Assets (Details Narrative) - USD ($) $ in Thousands	3 Months Ended	12 Months Ended
	Mar. 31, 2015	Sep. 30, 2016	Sep. 30, 2015	[1]	Sep. 30, 2014
Goodwill and Intangible Assets Disclosure [Abstract]
Intangible asset impairment	$ 2,074	$ 0	$ 2,074		$ 0
Intangible asset impairment net	$ 1,265
Amortization expense for intangible assets		$ 186

[1]	The Company recorded a non-cash, impairment charge related to the customer relationship intangible asset recorded resulting from the Pipeline acquisition of $2,074 during the second quarter of fiscal 2015.